INVESTMENTS	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
INVESTMENTS	INVESTMENTS
ACCOUNTING POLICY
Investments in private companies
We have elected to irrevocably classify our investments in the companies over which we do not have control or significant influence as FVTOCI with no subsequent reclassification to net income because we do not hold these investments with the intent of short-term trading. We account for them at fair value using implied valuations from follow-on financing rounds, third-party sale negotiations, or market-based approaches.

Investments in associates and joint arrangements
An entity is an associate when we have significant influence over the entity's financial and operating policies but do not control the entity. We are generally presumed to have significant influence over an entity when we hold more than 20% of the voting power.
A joint arrangement exists when there is a contractual agreement that establishes joint control over activities and requires unanimous consent for strategic financial and operating decisions. We classify our interests in joint arrangements into one of two categories:
•joint ventures - when we have the rights to the net assets of the arrangement; and
•joint operations - when we have the rights to the assets and obligations for the liabilities related to the arrangement.

We use the equity method to account for our investments in associates and joint ventures; we recognize our proportionate interest in the assets, liabilities, revenue, and expenses of our joint operations.

We initially recognize our investments in associates and joint ventures at cost and subsequently increase or decrease the carrying amounts based on our share of each entity's income or loss. Distributions we receive from these entities reduce the carrying amounts of our investments.

We eliminate unrealized gains and losses from our investments in associates or joint ventures against our investments, up to the amount of our interest in the entities.

Impairment in associates and joint ventures
At the end of each reporting period, we assess whether there is objective evidence that impairment exists in our investments in associates and joint ventures. If objective evidence exists, we compare the carrying amount of the investment to its recoverable amount and recognize the excess over the recoverable amount, if any, as a loss in net income.

ESTIMATES
Prior to the MLSE Transaction closing, significant estimates were required in determining the fair value of our joint venture's obligation to purchase at fair value the non-controlling interest in MLSE. After the MLSE Transaction closing, this obligation is recognized in our Consolidated Statement of Financial Position as discussed in note 3.

INVESTMENTS BY TYPE

	As at December 31
(In millions of dollars)	2025	2024

Investments in private companies, measured at FVTOCI	212	128
Investments, associates and joint ventures	1,079	487

Total investments	1,291	615

INVESTMENTS, ASSOCIATES AND JOINT VENTURES
We have (or had) interests in a number of associates and joint ventures, some of which include:

Maple Leaf Sports and Entertainment Limited (MLSE)
Prior to the MLSE Transaction closing, we, along with BCE Inc. (Bell), jointly owned an indirect net 75% equity interest in MLSE with our portion having represented a 37.5% equity interest in MLSE. Our investment in MLSE was accounted for as a joint venture using the equity method until the MLSE Transaction closed.

Glentel
Glentel is a large, multicarrier mobile phone retailer with several hundred Canadian wireless retail distribution outlets. We own a 50% equity interest in Glentel, with the remaining 50% interest owned by Bell. Our investment in Glentel is accounted for as a joint venture using the equity method.

Other
As a result of the MLSE Transaction, we acquired the following investment interests in associates, the values of which are included in "Investments, associates and joint ventures" in the table above:
•a 46% ownership interest in Live Nation Ontario Concerts L.P., a corporation that presents, produces, and promotes music, comedy, family, and skating events in Ontario;
•a 37.5% ownership interest in York Bremner Developments Limited, a corporation that owns and operates Maple Leaf Square, a mixed-use real estate development in Toronto, Ontario; and
•a 33.75% ownership interest in York Bremner Hotel Leaseholds Limited, a corporation that owns and operates a boutique hotel located at Maple Leaf Square.
Below is a summary of financial information pertaining to our significant associates and joint ventures and our portions thereof.

	As at or years ended December 31
(In millions of dollars)	2025	2024

Current assets	599	749
Long-term assets	2,332	3,584
Current liabilities	(486)	(1,234)
Long-term liabilities	(307)	(3,395)

Total net assets	2,138	(296)

Our share of net assets	1,060	(99)

Revenue	2,837	2,731
Expenses	(2,719)	(3,473)

Net income (loss)	118	(742)

Our share of net income (loss) [1]	50	(376)
1    MLSE activity is included prior to July 1, 2025 when the MLSE Transaction closed and activity related to MLSE's associates is included from July 1, 2025.